Capital Management and Risk Policies	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Capital Management and Risk Policies

NOTE 45. CAPITAL MANAGEMENT AND RISK POLICIES
The tasks related to risk information and internal control of each of the companies controlled by Grupo Financiero Galicia are defined and carried out rigorously by each of them.
Corporate risk management is monitored by the Audit Committee, which as well gathers and analyzes the information submitted by the main controlled companies.
As concerns risks, Banco Galicia embraces a policy that takes into consideration several aspects of the business and operations, abiding by the main guidelines of internationally accepted standards.
The specific function of the integral management of risks faced by Banco Galicia has been assigned to the Risk Area Management, ensuring its independence from the rest of the business areas by depending directly on the Bank’s General Management. Likewise, in order to have timely information and an agile and efficient structure that allows responding and adapting to the prevailing macro and microeconomic variables, the functions of granting and recovering credits, both for companies and individuals, are in charge of managements directly reporting to the Area, thus seeking greater efficiency in decision-making.
Additionally, the control and prevention of the risks of money laundering, terrorist financing, and other illicit activities, are in charge of the Prevention of Money Laundering Management, reporting to the Board of Directors, thus ensuring the Board of Directors is fully knowledgeable of the risks the Bank is exposed to, being in charge of designing and proposing the required policies and procedures for their identification, evaluation, follow-up, control, and mitigation.
The Risk Appetite framework has been specified as the risk level that would eventually be assumed in order to meet the business objectives. This specified Risk Appetite framework counts on different levels of risk acceptance, both in individual and consolidated terms. The Risk Appetite monitors, through a series of metrics and associated thresholds, the main risks assumed by the Bank, and divides them into the following dimensions: (i) Capital Risk (or Solvency); (ii) Financial Risk; (iii) Credit Risk; (iv) Operational Risk; (v) Cybersecurity. It should be noted that the last two dimensions also include monitoring the Reputational and Technological Risks.
Additionally, the Risks Area Management monitors the risk appetite set up, and conducts prospective analysis of the risk levels, aligning the management to the strategy and the business plan defined by the Board of Directors. It also promotes corporate policies aimed at mitigating verified (or potential) deviations from the accepted risk levels.
Capital Management
The Company’s goals are to generate returns to its shareholders, benefits to other groups of interest and keep the best capital structure. The latter will be given by the needs for investment in subsidiaries and new ventures, keeping the expected profitability levels and complying with the liquidity and solvency goals set.
Banco Galicia’s subsidiary determines the minimum capital requirement for each risk, in accordance with Argentine Central Bank regulations. The capital risk management is cross-sectional with respect to the other risks. Senior management is responsible for monitoring, overseeing, adjusting and ensuring compliance with its stated goals concerning capital management.
The Capital Adequacy Assessment Process (Proceso de Evaluación de Suficiencia de Capital—PESC) (reflected in the Capital Adequacy Report—IAC, as per its acronym in Spanish) enables to assess the relationship between own resources available and necessary resources to maintain an appropriate risk profile. This process also allows for the identification of both the economic capital needs and the sources to meet such needs.
To perform stress tests, four scenarios with different likelihood of occurrence are defined, which could affect the solvency and liquidity. The most likely to occur scenarios are used in management stress testing and are referred to when defining Risk Appetite thresholds. The least-likely to occur or least-severe scenarios are used in developing the Recovery Plan, which specifies the protocol defined for situations or events that may compromise the Bank’s operational capacity.
As of December 31, 2024, and December 31, 2023, Banco Galicia complied with the minimum capital requirement established by the Argentine Central Bank regulations. The balances of these items for Banco Galicia are detailed below, in accordance with the regulations and the currency in force each year.
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2024, and December 31, 2023, is as follows:

	12.31.24	12.31.23
Basic Shareholders’ Equity	6,170,810,792	1,600,079,694
(Deductible Items)	(982,150,688)	(304,644,028)
Equity Tier 1	5,188,660,104	1,295,435,666
Complementing shareholders’ Equity	51,625,000	80,848,330
Equity Tier 2	51,625,000	80,848,330
Regulatory Capital (RPC)	5,240,285,104	1,376,283,996
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.24	12.31.23
Credit Risk	1,431,086,626	288,667,341
Market Risk	71,490,398	52,837,873
Operational Risk	479,696,205	112,505,729
Minimum Capital Requirement	1,982,273,229	454,010,943
Integration	5,240,285,104	1,376,283,996
Excess	3,258,011,875	922,273,053
Financial Risks
Financial risk is a phenomenon inherent to the financial brokerage activity. The exposure to the different financial risk factors is a natural circumstance that cannot be completely avoided without affecting the Group’s long-term economic viability. However, the lack of management regarding risk exposures is one of the most significant short-term threats. Risk factors need to be identified and managed within a specific policy framework and policies are adopted that consider the risk profile and appetite to achieve long-term strategic objectives.
Market Risk
The “price risk” is the possibility of incurring losses as a consequence of the variation of the market price of financial assets whose value is subject to negotiation. Financial assets subject to “trading” or allocated to “own positions” will be government and private debt securities, shares, currencies, derivatives and debt instruments issued by the Argentine Central Bank.
Brokerage/trading transactions that are allowed and regulated by the Policy are as follows:
•Brokerage of Government and Provincial Securities.
•Brokerage of Currencies on the Spot and Futures Markets
•Brokerage of Interest Rate Derivatives. Interest Rate Futures and Interest Rate Swaps.
•Brokerage of Debt Instruments Issued by the Argentine Central Bank.
•Brokerage of Third-party Debt securities.
•Brokerage of Shares.
For the fiscal year 2024, a limit of 2.25% of TIER1 was set for all operations, with a closing amount of Ps.31,644,968.
At the close of the fiscal year, Banco Galicia's trading portfolio position exposed to price variations amounted to Ps. 3,617,643,402 (Ps. 1,078,574,438 of fixed income and Ps. 2,539,068,964 of currency). For each percentage of negative variation in prices, the impact on results was a decrease of Ps. 36,176,315.
Additionally, for the fiscal year 2024, a limit of Ps. 10,088,785 was set for all the operations of Banco GGAL S.A. As of 12.31.2024, the bank's trading portfolio position exposed to price fluctuations was Ps. 54,532,883 in Fixed Rate. For each percentage of negative price variation, the impact on results was a decrease of Ps. 2,111.
The “price risk” (market) is daily managed according to the strategy approved, the purpose of which is to keep the Group present in the different currencies, variable- and fixed-income and derivatives markets, while obtaining the maximum return as possible on brokerage, without exposing the latter to excessive risk levels. Finally, the designed policy contributes to providing transparency and facilitates the perception of the risk levels to which it is exposed. In order to measure and monitor risks derived from the variation in the price of financial instruments that form the trading or brokerage securities portfolio, a model known as “Value at Risk” (also known as “VaR”) is used. This model determines the possible loss that could be generated by different financial instruments at each time under the following critical parameters.
Currency Risk
The composition of Assets and Liabilities in domestic currency and foreign currency exposes the Bank’s financial position to the so-called “Currency Risk”, as a consequence of market fluctuations in the prices of the different currencies in which Financial Assets and Liabilities are nominated.
The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

	Balances as of 12.31.24
Currency	Monetary Financial Assets (*)	Monetary Financial Liabilities (**)	Derivatives	Net Position
US Dollar	10,438,723	(10,045,913)	307,881	700,691
Euro	26,358	(15,070)	—	11,288
Canadian Dollar	1,954	(51)	—	1,903
Real	381	—	—	381
Swiss Franc	391	(408)	—	(17)
Others	2,187	(638)	—	1,549
Total	10,469,994	(10,062,080)	307,881	715,795
(*) Includes the following items: Cash and Due from Banks, Debt Securities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Assets, Loans and Other Financing, Other Debt Securities, Financial Assets Pledged as Collateral and Investments in Equity Instruments.
(**) Includes the following items: Deposits, Liabilities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Liabilities, Financing Received from the Argentine Central Bank and Other Financial Institutions, Debt Securities and Subordinated Debt Securities.

	Balances as of 12.31.23
Currency	Monetary Financial Assets (*)	Monetary Financial Liabilities (**)	Derivatives	Net Position
US Dollar	6,917,928	(5,342,110)	145,630	1,721,448
Euro	71,038	(13,183)	—	57,855
Canadian Dollar	1,950	(177)	—	1,773
Real	827	—	—	827
Swiss Franc	962	(707)	—	255
Others	2,305	(99)	—	2,206
Total	6,995,010	(5,356,276)	145,630	1,784,364
(*) Includes the following items:Cash and Due from Banks, Debt Securities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Assets, Loans and Other Financing, Other Debt Securities, Financial Assets Pledged as Collateral and Investments in Equity Instruments.
(**) Includes the following items: Deposits, Liabilities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Liabilities, Financing Received from the Argentine Central Bank and Other Financial Institutions, Debt Securities and Subordinated Debt Securities.

		Balances as of 12.31.24		Balances as of 12.31.23
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	70,069	770,760	172,145	1,893,593
	-10%	(70,069)	630,622	(172,145)	1,549,303
Euro	10%	1,129	12,417	5,786	63,641
	-10%	(1,129)	10,159	(5,786)	52,069
Canadian Dollar	10%	190	2,093	177	1,950
	-10%	(190)	1,713	(177)	1,596
Real	10%	38	419	83	910
	-10%	(38)	343	(83)	744
Swiss Franc	10%	(2)	(19)	26	281
	-10%	2	(15)	(26)	229
Others	10%	155	1,704	221	2,427
	-10%	(155)	1,394	(221)	1,985
Interest Rate Risk
The different sensitivity of assets and liabilities to changes in “market interest rates” exposes the Group to the “interest rate risk”. It is the risk that the financial margin and the economic value of equity may vary as a consequence of fluctuations in market interest rates. The magnitude of such variation is associated with the sensitivity to interest rates of the structure of the Group’s assets and liabilities.
This risk factor (the change in interest rates) has an impact on two key variables: the “Net Financial Income (Expense)” and the “Present Value of Shareholders’ Equity”.
These methodologies imply a “short-term” approach (RFN), for which a “base case scenario” is submitted to a 400 basis points “interest rates” shock for Argentine pesos, and 200 basis points for Dollars and CER/UVA, and the variation of the Net Financial Income is estimated and compared with the limits assigned to said changes in the variables subject to control. For “long-term approach” (VP), statistical simulations of interest rates are performed, and a “critical” scenario is obtained, arising from the exposure to the interest rate risk presented by the balance sheet structure. The economic capital is obtained from the difference resulting from the “critical” scenario and the balance sheet market value, within a 99.5% confidence interval.
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.24
Total Financial Assets	10,009,670,784	2,716,635,356	2,666,588,517	1,907,132,195	10,118,218,077	27,418,244,929
Total Financial Liabilities	17,350,397,342	1,073,615,310	830,813,094	185,521,529	6,384,201,594	25,824,548,869
Net Amount	(7,340,726,558)	1,643,020,046	1,835,775,423	1,721,610,666	3,734,016,483	1,593,696,060
As of 12.31.23
Total Financial Assets	12,062,433,573	1,303,751,696	1,101,330,463	774,696,585	5,751,213,136	20,993,425,453
Total Financial Liabilities	11,986,280,476	723,966,423	254,887,974	164,564,496	4,323,629,622	17,453,328,991
Net Amount	76,153,097	579,785,273	846,442,489	610,132,089	1,427,583,514	3,540,096,462
The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2024. The percentage change budgeted by the Group for fiscal year 2024 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	-100 bp	6,957,793	0.4%
Increase in Interest Rate	100 bp	(5,584,201)	(0.4)%
Liquidity Risk
It contemplates the risk that the Group is unable to offset or liquidate a position at market value because:
•the assets that are part thereof do not have a sufficient secondary market; or
•market changes.
In measuring and daily following up the “stock liquidity” an internal model is used, which contemplates the characteristics of behavior of the Group’s main funding sources. Based on the Group’s experience in connection with the changes in deposits and other liabilities, this model determines the “liquidity requirements” applied to liabilities subject to the policy and give rise to the “Management Liquidity Requirement”. In determining these liquid resources, the remaining term of liabilities is also contemplated, as well as the currency in which they are denominated. The resulting liquidity requirement is allocated to “eligible assets” set by the policy. The management liquidity requirement, along with the legal minimum cash requirements, are part of the total liquidity available.
Daily liquidity management is supplemented by the estimated available funds or needs for the day, considering the opening balance of Argentine Central Bank’s account, deducting the daily minimum requirement, and including the main movements for the day. The latter results in the overestimated/underestimated balance that will be considered by operators in order to place funds or meet the financing needs.
The monthly liquidity follow-up and control from the “flow” standpoint, called “liquidity mismatch/liquidity gap”, are performed by estimating the accumulated mismatches within the first year as a percentage of total liabilities. The gap methodology used (contractual gaps) is consistent with the best international practices in the field.
In addition, the concentration of deposits is followed up and measured. In order to mitigate this risk factor, the policy designed restricts the involvement of two groups of customers to the total deposits: the first 10 customers and second 50 customers.
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2024, and December 31, 2023, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.24
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,612,532,417	3,964,361	3,429,953	28,715,471	10,811,973	1,659,454,175
Derivative Financial Instruments	4,517,903	—	—	—	—	4,517,903
Other Financial Assets	2,080,673,527	1,345,304	1,630,401	39,831,238	—	2,123,480,470
Loans and Other Financing	21,178,320,272	6,047,194,138	2,673,873,511	4,254,490,361	876,621,826	35,030,500,108
Other Debt Securities	4,887,282,203	947,735	3,549,006	2,272,939	—	4,894,051,883
Financial Assets Pledged as Collateral	1,611,617,386	—	—	—	—	1,611,617,386
Investments in Equity Instruments	45,693,300	—	—	—	—	45,693,300
Liabilities
Deposits	19,531,301,819	692,117,510	61,829,509	2,782,679	—	20,288,031,517
Liabilities at fair value through profit or loss	9,777,215	—	—	—	—	9,777,215
Derivative Financial Instruments	5,918,362	1,976,666	434,672	—	—	8,329,700
Repurchase Transactions	423,095,209	—	—	—	—	423,095,209
Other Financial Liabilities	3,133,719,258	638,170,232	4,913,784	1,878,682	4,858,328	3,783,540,284
Lease liabilities	17,406,132	3,986,313	5,178,544	39,040,187	591,042	66,202,218
Financing Received from the Argentine Central Bank and Other Financial Institutions	158,385,962	258,400,344	85,429,862	35,488,681	8,121,317	545,826,166
Debt Securities	19,343,298	539,550,630	259,609,853	457,677,744	—	1,276,181,525
Subordinated Debt Securities	11,109,935	—	11,109,935	301,153,719	—	323,373,589

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.23
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,388,188,441	23,178,533	49,252,613	5,222,465	—	1,465,842,052
Derivative Financial Instruments	83,434,720	—	—	—	—	83,434,720
Repurchase Transactions	2,874,410,596	—	—	—	—	2,874,410,596
Other Financial Assets	321,991,293	4,251,793	5,118,935	132,439,320	—	463,801,341
Loans and Other Financing	11,291,770,522	3,211,574,579	1,034,364,821	908,445,138	335,843,862	16,781,998,922
Other Debt Securities	4,563,976,236	3,794,755	4,262,513	15,174,279	—	4,587,207,783
Financial Assets Pledged as Collateral	1,020,304,979	—	—	—	—	1,020,304,979
Investments in Equity Instruments	22,785,410	—	—	—	—	22,785,410
Liabilities
Deposits	13,352,813,359	416,122,854	51,639,567	170,980	—	13,820,746,760
Liabilities measured at Fair Value trough Profit or Loss	116,994,621	—	—	—	—	116,994,621
Derivative Financial Instruments	28,935,340	—	—	—	—	28,935,340
Repurchase transactions	55,196,186	—	—	—	—	55,196,186
Other Financial Liabilities	2,574,550,563	371,440,230	6,725,569	20,201,037	8,315,272	2,981,232,671
Lease Liabilities	1,911,841	4,964,931	6,626,616	15,890,287	17,199,835	46,593,510
Financing Received from the Argentine Central Bank and Other Financial Institutions	148,163,460	204,205,594	56,545,961	10,463,776	—	419,378,791
Debt Securities	37,677,027	166,251,001	45,372,502	18,584,005	—	267,884,535
Subordinated Debt Securities	35,755,791	—	18,625,864	506,240,111	—	560,621,766
Credit Risk
Credit risk arises from the possibility of suffering losses due to a debtor’s or counterparty’s noncompliance with its contractual obligations. It is the one that requires the greatest need for capital, including that arising from the risk of individual and sectorial concentration, which represents supplementary approximations to the intrinsic credit risk.
Accordingly, the Group uses credit assessment and risk monitoring tools that allow the entity to manage risks in a streamlined and controlled manner and that foster the adequate diversification of portfolios, both on an individual basis and by economic sector, thus controlling its exposure to potential risks.
The credit quality of debt securities as of December 31, 2024, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.24
AAA	—	—	—	—	—	29,251,662	14,865,256	44,116,918
AAA(arg)	—	—	—	—	—	—	22,719,422	22,719,422
Aaa.ar	—	—	—	—	—	—	22,901,300	22,901,300
AA+	—	—	—	—	—	—	12,409,943	12,409,943
AA+(arg)	—	—	—	—	—	—	2,735,592	2,735,592
AA+.ar	—	—	—	—	—	—	65,071	65,071
AA(arg)+	—	—	—	—	—	—	4,422,185	4,422,185
AA	—	—	—	—	—	—	10,763,771	10,763,771
AA(arg)	—	—	—	—	—	—	11,261,123	11,261,123
AA.ar	—	—	—	—	—	—	49,713	49,713
AA-	—	—	—	—	—	—	339,114	339,114
AA-(arg)	—	—	—	—	—	—	309,709	309,709
AA(arg)-	—	—	—	—	—	—	110,618	110,618
A+	—	—	—	—	—	—	3,320,671	3,320,671
A+.ar	—	—	—	—	—	—	877,859	877,859
A1(arg)	—	—	—	—	—	—	514,333	514,333
A1(arg)+	—	—	—	—	—	—	4,500,394	4,500,394
A1+	—	—	—	—	—	—	3,971,540	3,971,540
A-1.ar	—	—	—	—	—	—	4,442,374	4,442,374
A	—	—	—	—	—	—	136,743	136,743
A(arg)	—	—	—	—	—	—	3,652,410	3,652,410
A2(arg)	—	—	—	—	—	—	243,849	243,849
A-	—	—	—	—	—	—	305,058	305,058
A-(arg)	—	—	—	—	—	—	374,142	374,142
A-.ar	—	—	—	—	—	—	1,044,610	1,044,610
BBB+	—	—	—	—	—	—	312,877	312,877
BBB(arg)	—	—	—	—	—	—	3,070	3,070
BB(arg)	—	—	—	—	—	—	13,041	13,041
raB+	—	—	—	—	—	—	763,325	763,325
B	—	—	—	—	—	—	1,356	1,356
B-	—	—	—	—	—	—	121	121
BB-	—	—	—	—	—	—	9,617,685	9,617,685
CCC+	—	—	—	—	—	—	30	30
CCC	998,795,153	52,786,537	4,439,833	409,986,704	2,816,801	—	1,196,589	1,470,021,617
C(arg)	—	—	—	—	—	—	34,021	34,021
D(arg)	—	—	—	—	—	—	1,571,377	1,571,377
Total	998,795,153	52,786,537	4,439,833	409,986,704	2,816,801	29,251,662	139,850,292	1,637,926,982
The credit quality of debt securities as of December 31, 2023, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.23
AAA	—	47,729	—	—	—	37,629,548	29,951,455	67,628,732
AA+	—	—	5,416,510	—	—	—	1,183,234	6,599,744
AA	—	150,659	—	—	—	—	16,022,112	16,172,771
AA-	1,235,871	—	—	—	—	—	403,961	1,639,832
A+	—	—	—	—	—	—	6,137,109	6,137,109
A1	—	—	—	—	—	—	286,908	286,908
A	—	—	—	—	—	—	3,653,846	3,653,846
A2	—	—	—	—	—	—	633,612	633,612
A-	—	1,829,721	—	—	—	—	1,482,762	3,312,483
BBB-	—	2	—	—	—	—	—	2
B1	—	400,739	—	—	—	—	—	400,739
BB-	—	—	—	—	—	—	1,535,383	1,535,383
CCC	1,292,826,374	—	—	14,767,400	—	—	100,085	1,307,693,859
Total	1,294,062,245	2,428,850	5,416,510	14,767,400	—	37,629,548	61,390,467	1,415,695,020
Summary of credit risk
The following disclosures present the gross carrying amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for loan losses.
Those credits that do not have reasonable expectations of recovering the contractual cash flows are eliminated from the Group’s assets and are recognized in “Off-balance Items”.
The credit quality related to loans granted is detailed in Schedule B.
The breakdown by term of “Net Loans and Other Financing” is detailed in Schedule D.
Impairment of financial assets
The “Expected Credit Loss” (“ECL”) model applies to financial assets which are measured at both amortized cost and fair value through OCI.
The standard establishes a "three stages" model for impairment based on changes in credit quality since initial recognition. Stage 1 includes financial assets with normal or no significant risk associated; Stage 2 includes financial assets for which a significant increase in credit risk (“SICR”) has been identified but they are not yet deemed to be credit-impaired, and Stage 3 comprises financial assets which are defaulted and/or subject to serious risk of impairment.
To calculate the provisions for credit impairment risk, IFRS 9 differentiates between each of the three stages. The resulting concepts are explained as follows:
•Expected Credit Losses within a 12-month period: possible events of default within the 12 months following the date of the presentation of financial statements. Assets included in Stage 1 have their ECL measured at 12-month ECL.
•Lifetime Expected Credit Losses: ECL during the active period of the financial asset, which results of calculating the probability of default of an asset throughout its life, up until its maturity. Instruments in Stage 2 or 3 have their ECL measured based on lifetime ECL.
A pervasive concept in measuring ECL in accordance with IFRS 9 is that it should consider forward looking information. The Group has included below an explanation on how it has incorporated this in its ECL models.
Grouping of instruments for losses measured on a collective basis
The ECLs are estimated both individually and collectively. The objective of the Group's individual estimate is to estimate expected losses for certain impaired loans or for those loans that require specific treatment.
The population of individual cases can be divided as follows:
•For impaired loans that meet the following conditions: commercial portfolio, debt of more than one million dollars, and BCRA classification "C" or higher, an individual report is prepared in which the recovery expectation and its complement, the LGD, are analyzed to determine the expected loss.
•For loans with specific analyses, when it is detected that there are cases in which the collective model does not reflect the expected loss expectation, the estimate is made individually. In addition to what was mentioned in the first point, a PD estimate is also made.
For expected credit loss provisions modelled on a collective basis, a grouping of exposures is performed based on shared risks characteristics, such that risk exposures within group are homogeneous. In performing this grouping, there must be sufficient information for the group to be statistically credible. Where sufficient information is not available internally, the Group has considered benchmarking internal/external supplementary data to use for modelling purposes.
The Group has identified four groupings: Retail, Retail-like, Wholesale and Naranja X, amongst these four segments the Group estimates parameters in a more granular way based on the shared risk characteristics.
Stage classification
Each subsidiary of Grupo Galicia classifies financial instruments subject to impairment under IFRS 9 in stages, as follows:
•Stage 1: in the case of retail portfolios, it includes every operation up to 30 days past due. In the case of wholesale portfolios, it considers every client whose BCRA situation indicates a normal status (A1) (i.e. low risk of bankruptcy).
•Stage 2: considers two groups:
◦For retail and retail like Portfolios between 31 and 90 days past due. For wholesale it considers credit ratings for which the risk of default has increased significantly (B).
◦Probability of Default (“PD”) or Score with impairment risk.
•Stage 3: For retail portfolios, it includes every operation amounting 90 or more days past due. For wholesale portfolios, it considers every client whose BCRA situation indicates serious risk of bankruptcy (C, D, E). Furthermore, this stage also includes refinanced transactions originated more than 90 days past due or with another transaction in force within the last 24 months.
Significant Increase in credit risk
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:
____________________

[1]	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure (*)
- BCRA situation B1
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

(*)	It refers to customers who have been in stage 3 and back to stage 1, the entity has decided to keep them in stage 2.
(**)	Internal scoring.
Definition of Default
A financial asset is in default whenever a payment is more than 90 days past due, or if the Company considers the payment will not be fully reimbursed.
The credit analysis for wholesale loans is not the same as for retail loans, Grupo Galicia’s definition of default for wholesale portfolios is based on a credit analysis of the individual borrower.
The default definition has been applied consistently to model the Probability of Default (PD), Exposure at Default (EAD) and Loss given Default (LGD) throughout the Group’s expected loss calculations:
•Probability of Default (“PD”): it represents the likelihood of a borrower defaulting on its financial obligation (as per the definition of default included above), either over the next 12 months or the remaining lifetime of the obligation.
•Exposure at the moment of Default (“EAD”): it is based on the amounts the Group expects to be owed at the time of default, over the next 12 months or over the remaining lifetime. For example, for a revolving commitment, the Group includes the current draw down balance plus any further amount that it is expected to be drawn up to the current contractual limit by the potential time of default.
•Loss given Default (“LGD”): this represents Grupo Galicia’s expectation of effective loss from the total exposure at default. Its value changes according to the counterparty, seniority of the claim and availability of collateral or other credit support. LGD is expressed as a percentage loss per Peso of exposure at the time of default and is calculated on a 12-month or lifetime basis, where 12-month LGD is the percentage loss expected to be incurred if default occurs within the next 12 months and lifetime LGD is the percentage loss expected to be incurred if default occurs during the remaining life of the financial instrument.
The ECL is determined by projecting the PD, LGD, and EAD for each future month and for each individual exposure or group segment. These three components are multiplied and adjusted for the probability of survival (i.e., the exposure has not been prepaid or entered default in a prior month). This effectively calculates an ECL for each future month, which is then discounted to the filing date and aggregated. The discount rate used in calculating the ECL is the original effective interest rate or an approximation thereof.
An instrument is considered to no longer be in default when it no longer meets any of the default criteria above mentioned.
Methodology for Expected Credit Loss estimation
Expected credit loss impairment allowances recognized in the financial statements reflect the effect of a range of possible economic outcomes, calculated on a probability-weighted basis, based on the economic scenarios described below. The recognition and measurement of expected credit losses (‘ECL’) involves the use of significant judgment and estimation. It is necessary to formulate multiple forward-looking economic forecasts and incorporate them into the ECL estimates. Grupo Galicia uses a standard framework to form economic scenarios to reflect assumptions about future economic conditions, supplemented with the use of management judgment, which may result in using alternative or additional economic scenarios and/or management adjustments.
IFRS 9 establishes the following standards regarding the estimation of credit loss:
•An unbiased weighted probability index determined by the evaluation of different outcomes.
•Time value of money
•Reasonable and sustainable information available at no additional cost or effort that provides evidence to support forecasts, as well as present conditions and past events.
According to IFRS 9, Grupo Galicia prepared three different scenarios with different probabilities: a base scenario with 70% probability of occurrence, a pessimistic scenario with 15% probability of occurrence and an optimistic scenario with 15% probability of occurrence.

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%
In order to take time value of money into account, Grupo assumes expected losses will take place according to the PD behavior.
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections (%)		QI - 2025(*)	QII - 2025 (*)	QIII - 2025 (*)	QIV - 2025 (*)
GDP	Base	3.7%	7.1%	5.0%	5.9%
	Optimistic	4.2%	8.1%	6.6%	8.0%
	Pessimistic	1.6%	2.9%	-1.1%	-2.2%
Unemployment Rate	Base	-8.6%	-7.5%	-2.9%	-1.7%
	Optimistic	-13.8%	-12.7%	-8.5%	-7.3%
	Pessimistic	17.5%	19.0%	24.8%	26.4%
Real Salary	Base	14.8%	7.1%	4.9%	4.9%
	Optimistic	16.7%	9.0%	7.3%	8.1%
	Pessimistic	12.4%	1.1%	-4.2%	-7.1%
Badlar rate	Base	-62.3%	-7.9%	-25.3%	-21.7%
	Optimistic	-74.0%	-37.8%	-50.7%	-49.7%
	Pessimistic	-52.9%	44.2%	22.4%	34.8%
Consumer Price Index (CPI)	Base	56.8%	40.5%	32.1%	27.3%
	Optimistic	53.6%	34.8%	24.1%	17.2%
	Pessimistic	68.5%	62.3%	64.2%	70.2%
(*) These variations were calculated based on annual basis.
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%
Grupo Financiero Galicia ECL	770,114,640	822,901,728
Retail, Retail like and Wholesale ECL	491,975,457	542,574,709
Naranja ECL	278,139,183	280,327,019

Scenario 2 (change in forecast GDP, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	1%	1%	1%
Unemployment Rate	10%	10%	10%
Real Salary	-5%	-5%	-5%
Badlar rate	5%	2%	5%
CPI	2%	2%	2%
Grupo Financiero Galicia ECL		772,028,609
Retail, Retail like and Wholesale RCL		491,701,590
Naranja ECL		280,327,019
Maximum exposure to credit risk
Unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when they are 30 days past due (“DPD”) and are transferred from stage 1 to stage 2. The following disclosure presents the ageing of stage 2 financial assets. It distinguishes those assets that are classified as stage 2 when they are less than 30 days past due (1-29 DPD) from those that are more than 30 DPD (30 and >DPD). Past due financial instruments are those loans where customers have failed to make payments in accordance with the contractual terms of their facilities.
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	5,055,678,051	236,509,830	43,334,191	5,335,522,072	2,304,558,365
1-30	153,851,520	46,467,349	12,400,561	212,719,430	61,431,095
31-60	—	67,567,123	11,062,278	78,629,401	21,682,491
61-90	—	31,863,008	20,914,739	52,777,747	18,542,113
Default	—	—	147,804,163	147,804,163	92,233,104
Gross Carrying amount	5,209,529,571	382,407,310	235,515,932	5,827,452,813	2,498,447,168
Loss allowance	(192,983,328)	(43,835,122)	(162,435,036)	(399,253,486)	(168,883,878)
Net Carrying amount	5,016,546,243	338,572,188	73,080,896	5,428,199,327	2,329,563,290

	Retail like Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	2,479,696,821	46,949,559	8,795,349	2,535,441,729	1,543,394,521
1-30	27,307,566	6,776,854	2,889,626	36,974,046	23,873,747
31-60	—	3,303,944	542,063	3,846,007	7,033,508
61-90	—	2,206,064	1,233,492	3,439,556	4,764,892
Default	—	—	19,705,073	19,705,073	26,681,401
Gross Carrying amount	2,507,004,387	59,236,421	33,165,603	2,599,406,411	1,605,748,069
Loss allowance	(17,376,939)	(4,811,607)	(17,907,548)	(40,096,094)	(31,954,128)
Net Carrying amount	2,489,627,448	54,424,814	15,258,055	2,559,310,317	1,573,793,941

	Wholesale Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	8,202,413,407	2,159,631	—	8,204,573,038	9,767,905,362
B1	975,179,166	1,928,248	205,796	977,313,210	5,279,233
Default	—	—	30,435,827	30,435,827	3,217,119
Gross Carrying amount	9,177,592,573	4,087,879	30,641,623	9,212,322,075	9,776,401,714
Loss allowance	(39,714,862)	(396,441)	(12,514,574)	(52,625,877)	(25,422,072)
Net Carrying amount	9,137,877,711	3,691,438	18,127,049	9,159,696,198	9,750,979,642

	Naranja X
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	3,283,979,414	201,175,162	81,886	3,485,236,462	2,064,709,661
1-30	178,540,175	39,978,487	22,725	218,541,387	90,701,442
31-60	—	114,684,122	51,660	114,735,782	29,202,495
61-90	—	79,008,757	1,544,110	80,552,867	12,043,802
Default	—	—	140,391,180	140,391,180	43,280,851
Gross Carrying amount	3,462,519,589	434,846,528	142,091,561	4,039,457,678	2,239,938,251
Loss allowance	(118,205,072)	(70,925,317)	(89,008,794)	(278,139,183)	(100,716,060)
Net Carrying amount	3,344,314,517	363,921,211	53,082,767	3,761,318,495	2,139,222,191

	Retail Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,803,486,492	480,743,358	20,328,515	2,304,558,365	1,025,423,990
1-30	31,011,243	26,941,130	3,478,722	61,431,095	28,044,026
31-60	—	19,049,243	2,633,248	21,682,491	10,270,944
61-90	—	12,884,280	5,657,833	18,542,113	7,158,059
Default	—	—	92,233,104	92,233,104	64,978,008
Gross Carrying amount	1,834,497,735	539,618,011	124,331,422	2,498,447,168	1,135,875,027
Loss allowance	(35,703,943)	(36,189,400)	(96,990,535)	(168,883,878)	(143,794,076)
Net Carrying amount	1,798,793,792	503,428,611	27,340,887	2,329,563,290	992,080,951

	Retail like Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,300,746,487	235,384,466	7,263,568	1,543,394,521	785,900,384
1-30	11,449,841	10,524,411	1,899,495	23,873,747	8,470,364
31-60	—	6,049,830	983,678	7,033,508	1,784,630
61-90	—	3,511,280	1,253,612	4,764,892	1,219,035
Default	—	—	26,681,401	26,681,401	10,257,597
Gross Carrying amount	1,312,196,328	255,469,987	38,081,754	1,605,748,069	807,632,010
Loss allowance	(6,336,174)	(5,517,265)	(20,100,689)	(31,954,128)	(19,473,872)
Net Carrying amount	1,305,860,154	249,952,722	17,981,065	1,573,793,941	788,158,138

	Wholesale Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	9,589,854,319	178,051,043	—	9,767,905,362	2,366,514,431
B1	—	5,257,830	21,403	5,279,233	988,111
Default	—	—	3,217,119	3,217,119	3,362,314
Gross Carrying amount	9,589,854,319	183,308,873	3,238,522	9,776,401,714	2,370,864,856
Loss allowance	(18,093,721)	(5,050,252)	(2,278,099)	(25,422,072)	(11,581,608)
Net Carrying amount	9,571,760,598	178,258,621	960,423	9,750,979,642	2,359,283,248

	Naranja X
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	2,052,871,581	11,838,080	—	2,064,709,661	779,945,789
1-30	87,321,354	3,380,088	—	90,701,442	37,208,191
31-60	—	29,202,495	—	29,202,495	11,169,781
61-90	—	12,043,802	—	12,043,802	5,846,970
Default	—	—	43,280,851	43,280,851	18,268,871
Gross Carrying amount	2,140,192,935	56,464,465	43,280,851	2,239,938,251	852,439,602
Loss allowance	(59,143,108)	(14,579,672)	(26,993,280)	(100,716,060)	(44,361,792)
Net Carrying amount	2,081,049,827	41,884,793	16,287,571	2,139,222,191	808,077,810
The Grupo Galicia employs a range of policies and practices to mitigate credit risk. The most common of these is accepting collateral for loans or funds advanced. The Group has internal policies on the acceptability of specific classes of collateral.
The Grupo Galicia policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by the Group since the prior period.
This table provides information on balance sheet items and their collateral in offsets as well as loan and other credit-related commitments.
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Net Gross Carrying Amount	Collateral´s Fair Value
Advances	680,086,804	(10,299,271)	669,787,533	—
Documents	4,264,408,098	(15,056,631)	4,249,351,467	—
Mortgage Loans	344,863,307	(9,879,852)	334,983,455	935,617,587
Pledge Loans	431,716,236	(14,402,091)	417,314,145	535,947,621
Personal Loans	1,914,619,084	(220,551,970)	1,694,067,114	—
Credit Card Loans	6,693,176,924	(411,196,007)	6,281,980,917	—
Financial Leases	34,589,915	(966,110)	33,623,805	—
Other Financial Assets	1,524,757,678	(1,589,041)	1,523,168,637	—
Other Debt Securities	2,382,747,152	(15,617,434)	2,367,129,718	—
Financial Assets Pledged as Collateral	1,452,168,348	(74,170)	1,452,094,178	—
Others	1,955,505,431	(70,482,063)	1,885,023,368	2,056,610,739
Total as of December 31, 2024	21,678,638,977	(770,114,640)	20,908,524,337	3,528,175,947
The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	385,400
50 to 60%	136,887
60 to 70%	102,035
70 to 80%	153,206
80 to 90%	19,515
90 to 100%	6,998
Higher than 100%	12,076
Total	816,117
Evolution of the exposure to credit risk and the related allowances
The credit risk allowance recognized in the fiscal year is affected by a variety of factors, such as:
•transfers between Stage 1 and Stages 2 or 3 because the financial instruments experience significant credit risk increases (or decreases), or become impaired in the period, with the corresponding “increase” (or “decrease”) between the 12-month and Lifetime ECL;
•additional allocations for new financial instruments recognized during the fiscal year, as well as reversals of allowances for loan losses for financial instruments derecognized in the fiscal year;
•impact on ECL measurements of changes in PD, EAD and LGD in the fiscal year, arising from the periodic update of inputs to the models;
•impact on ECL measurement due to changes in models and assumptions;
•impacts due to passing of time resulting from an update to the present value;
•local currency translations for assets denominated in foreign currency and other changes;
•financial assets derecognized during the period and application of allowances related to assets derecognized in the balance sheet during the fiscal year; and

The following tables explain the changes in the loss allowance between the beginning and the end of the fiscal year due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	35,703,943	36,189,400	96,990,535	168,883,878
Inflation effect	(38,747,483)	(23,967,307)	(66,521,066)	(129,235,856)
Financial instruments arising from business combinations (*)	4,165,446	—	1,704,014	5,869,460
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(681,734)	681,734	—	—
Transfer from Stage 1 to Stage 3	(569,196)	—	569,196	—
Transfer from Stage 2 to Stage 1	8,094,466	(8,094,466)	—	—
Transfer from Stage 2 to Stage 3	—	(995,582)	995,582	—
Transfer from Stage 3 to Stage 2	—	6,333,240	(6,333,240)	—
Transfer from Stage 3 to Stage 1	668,025	—	(668,025)	—
New Financial Assets Originated or Purchased	127,524,103	32,908,977	159,923,976	320,357,056
Changes in PDs/LGDs/EADs	57,433,490	5,664,071	3,197,330	66,294,891
Foreign exchange and other movements	5,142,509	1,476,384	145,620,342	152,239,235
Write-offs	(925,189)	—	(86,977,297)	(87,902,486)
Other movements with no P&L impact
Financial assets collected during the year	(4,825,052)	(6,361,329)	(86,066,311)	(97,252,692)
Loss Allowance as of December 31, 2024	192,983,328	43,835,122	162,435,036	399,253,486
(*) See Note 15 business combinations.

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	6,336,174	5,517,265	20,100,689	31,954,128
Inflation effect	(5,671,114)	(3,454,874)	(11,812,626)	(20,938,614)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(98,262)	98,262	—	—
Transfer from Stage 1 to Stage 3	(25,424)	—	25,424	—
Transfer from Stage 2 to Stage 1	701,498	(701,498)	—	—
Transfer from Stage 2 to Stage 3	—	(129,627)	129,627	—
Transfer from Stage 3 to Stage 2	—	135,036	(135,036)	—
Transfer from Stage 3 to Stage 1	38,235	—	(38,235)	—
New Financial Assets Originated or Purchased	17,028,907	3,963,271	15,022,483	36,014,661
Changes in PDs/LGDs/EADs	1,153,345	376,182	503,866	2,033,393
Foreign exchange and other movements	(199,600)	602,212	27,141,598	27,544,210
Write-offs	—	—	(14,026,033)	(14,026,033)
Other movements with no P&L impact
Financial assets collected during the year	(1,886,820)	(1,594,622)	(19,004,209)	(22,485,651)
Loss Allowance as of December 31, 2024	17,376,939	4,811,607	17,907,548	40,096,094

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	18,093,721	5,050,252	2,278,099	25,422,072
Inflation effect	(12,437,485)	(2,584,768)	(1,206,992)	(16,229,245)
Financial instruments arising from business combinations (*)	1,983,307	—	3,655,977	5,639,284
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2)	2	—	—
Transfer from Stage 1 to Stage 3	(2)	—	2	—
Transfer from Stage 2 to Stage 1	216,624	(216,624)	—	—
Transfer from Stage 2 to Stage 3	—	(985,195)	985,195	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	59,312,937	129,499	6,435,318	65,877,754
Changes in PDs/LGDs/EADs	(1,110,296)	258,816	(115,239)	(966,719)
Foreign exchange and other movements	(17,352,699)	(12,977)	4,087,549	(13,278,127)
Write-offs	(434,920)	—	(1,032,713)	(1,467,633)
Other movements with no P&L impact
Financial assets collected during the year	(8,556,323)	(1,242,564)	(2,572,622)	(12,371,509)
Loss Allowance as of December 31, 2024	39,714,862	396,441	12,514,574	52,625,877
(*) See Note 15 business combinations.

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	59,143,108	14,579,672	26,993,280	100,716,060
Inflation effect	(47,059,353)	(17,086,577)	(21,017,656)	(85,163,586)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,736,158)	1,736,158	—	—
Transfer from Stage 1 to Stage 3	(1,732,449)	—	1,732,449	—
Transfer from Stage 2 to Stage 1	3,901,752	(3,901,752)	—	—
Transfer from Stage 2 to Stage 3	—	(718,460)	718,460	—
Transfer from Stage 3 to Stage 2	—	3,877	(3,877)	—
Transfer from Stage 3 to Stage 1	148,601	—	(148,601)	—
New Financial Assets Originated or Purchased	84,205,694	78,832,209	55,050,859	218,088,762
Changes in PDs/LGDs/EADs	99,705,954	9,108,483	46,218,795	155,033,232
Other movements with no P&L impact
Financial assets collected during the year	(78,372,077)	(11,628,293)	(20,534,915)	(110,535,285)
Loss Allowance as of December 31, 2024	118,205,072	70,925,317	89,008,794	278,139,183

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	101,601,213	76,932,007	130,047,924	308,581,144
Inflation effect	(71,761,718)	(66,067,982)	(140,693,083)	(278,522,783)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(4,147,317)	4,147,317	—	—
Transfer from Stage 1 to Stage 3	(1,999,301)	—	1,999,301	—
Transfer from Stage 2 to Stage 1	5,415,278	(5,415,278)	—	—
Transfer from Stage 2 to Stage 3	—	(3,156,285)	3,156,285	—
Transfer from Stage 3 to Stage 2	—	2,133,961	(2,133,961)	—
Transfer from Stage 3 to Stage 1	2,181,019	—	(2,181,019)	—
New Financial Assets Originated or Purchased	31,606,740	36,087,170	140,837,731	208,531,641
Changes in PDs/LGDs/EADs	(8,305,104)	(1,455,821)	(7,245,839)	(17,006,764)
Foreign exchange and other movements	(10,498,400)	8,377,081	21,193,983	19,072,664
Other movements with no P&L impact
Financial assets collected during the year	(8,388,467)	(15,392,770)	(47,990,787)	(71,772,024)
Loss Allowance as of December 31, 2023	35,703,943	36,189,400	96,990,535	168,883,878

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	32,837,065	6,286,180	20,311,431	59,434,676
Inflation effect	(21,477,554)	(7,038,381)	(25,998,231)	(54,514,166)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(949,455)	949,455	—	—
Transfer from Stage 1 to Stage 3	(200,097)	—	200,097	—
Transfer from Stage 2 to Stage 1	427,580	(427,580)	—	—
Transfer from Stage 2 to Stage 3	—	(191,953)	191,953	—
Transfer from Stage 3 to Stage 2	—	58,172	(58,172)	—
Transfer from Stage 3 to Stage 1	52,718	—	(52,718)	—
New Financial Assets Originated or Purchased	7,463,902	6,179,070	30,555,162	44,198,134
Changes in PDs/LGDs/EADs	350,723	102,112	(595,176)	(142,341)
Foreign exchange and other movements	(482,317)	1,053,368	3,837,446	4,408,497
Other movements with no P&L impact
Financial assets collected during the year	(11,686,391)	(1,453,178)	(8,291,103)	(21,430,672)
Loss Allowance as of December 31, 2023	6,336,174	5,517,265	20,100,689	31,954,128

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	20,696,903	3,139,978	1,996,308	25,833,189
Inflation effect	(18,141,982)	(5,396,678)	(2,874,734)	(26,413,394)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(259,927)	259,927	—	—
Transfer from Stage 1 to Stage 3	(43,504)	—	43,504	—
Transfer from Stage 2 to Stage 1	679	(679)	—	—
Transfer from Stage 2 to Stage 3	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	29,602,340	3,829,505	4,948,904	38,380,749
Changes in PDs/LGDs/EADs	(302,436)	55,581	(642,095)	(888,950)
Foreign exchange and other movements	(5,338,635)	4,333,194	121,151	(884,290)
Other movements with no P&L impact
Financial assets collected during the year	(8,119,717)	(1,170,576)	(1,314,939)	(10,605,232)
Loss Allowance as of December 31, 2023	18,093,721	5,050,252	2,278,099	25,422,072

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	57,973,137	24,275,846	38,999,548	121,248,531
Inflation effect	(64,454,343)	(21,899,377)	(32,811,439)	(119,165,159)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,006,703)	1,006,703	—	—
Transfer from Stage 1 to Stage 3	(1,195,369)	—	1,195,369	—
Transfer from Stage 2 to Stage 1	901	(1,036,781)	1,035,880	—
Transfer from Stage 2 to Stage 3	2,844,309	(2,845,456)	1,147	—
Transfer from Stage 3 to Stage 2	—	116,784	(116,784)	—
Transfer from Stage 3 to Stage 1	786,637	—	(786,637)	—
New Financial Assets Originated or Purchased	23,820,138	7,055,548	10,275,265	41,150,951
Changes in PDs/LGDs/EADs	37,137,162	16,802,432	36,470,179	90,409,773
Foreign exchange and other movements	7,541,549	1,213,952	1,090,305	9,845,806
Other movements with no P&L impact
Financial assets collected during the year	(4,304,310)	(10,109,979)	(28,359,553)	(42,773,842)
Loss Allowance as of December 31, 2023	59,143,108	14,579,672	26,993,280	100,716,060

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	83,828,149	143,659,981	220,297,617	447,785,747
Inflation effect	(52,100,513)	(68,956,447)	(107,813,528)	(228,870,488)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2,846,004)	2,846,004	—	—
Transfer from Stage 1 to Stage 3	(1,497,113)	—	1,497,113	—
Transfer from Stage 2 to Stage 1	8,426,370	(8,426,370)	—	—
Transfer from Stage 2 to Stage 3	—	(4,096,578)	4,096,578	—
Transfer from Stage 3 to Stage 2	—	4,099,737	(4,099,737)	—
Transfer from Stage 3 to Stage 1	6,581,119	—	(6,581,119)	—
New Financial Assets Originated or Purchased	79,580,323	60,214,943	71,522,405	211,317,671
Changes in PDs/LGDs/EADs	6,711,093	8,204,981	(10,644,822)	4,271,252
Foreign exchange and other movements	(15,001,420)	(29,495,547)	11,292,031	(33,204,936)
Other movements with no P&L impact
Financial assets collected during the year	(12,080,791)	(31,118,697)	(49,518,614)	(92,718,102)
Loss Allowance as of December 31, 2022	101,601,213	76,932,007	130,047,924	308,581,144

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	3,696,953	19,523,186	37,422,987	60,643,126
Inflation effect	(9,638,855)	(8,429,311)	(17,534,814)	(35,602,980)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(78,115)	78,115	—	—
Transfer from Stage 1 to Stage 3	(19,694)	—	19,694	—
Transfer from Stage 2 to Stage 1	334,724	(334,724)	—	—
Transfer from Stage 2 to Stage 3	—	(90,205)	90,205	—
Transfer from Stage 3 to Stage 2	—	341,846	(341,846)	—
Transfer from Stage 3 to Stage 1	242,680	—	(242,680)	—
New Financial Assets Originated or Purchased	35,473,770	4,673,305	15,046,102	55,193,177
Changes in PDs/LGDs/EADs	5,213,509	1,294,991	(185,931)	6,322,569
Foreign exchange and other movements	(927,570)	(9,888,194)	(3,535,142)	(14,350,906)
Other movements with no P&L impact
Financial assets collected during the year	(1,460,337)	(882,829)	(10,427,144)	(12,770,310)
Loss Allowance as of December 31, 2022	32,837,065	6,286,180	20,311,431	59,434,676

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	21,013,024	4,588,248	10,464,738	36,066,010
Inflation effect	(10,086,835)	(2,372,940)	(3,460,051)	(15,919,826)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(17,323)	17,323	—	—
Transfer from Stage 1 to Stage 3	(5,322)	—	5,322	—
Transfer from Stage 2 to Stage 1	457,251	(457,251)	—	—
Transfer from Stage 2 to Stage 3	—	(338)	338	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	23,332,445	2,867,975	1,090,537	27,290,957
Changes in PDs/LGDs/EADs	(21,926)	(236,672)	(714)	(259,312)
Foreign exchange and other movements	(563,297)	468,044	1,026,801	931,548
Other movements with no P&L impact
Financial assets collected during the year	(13,411,114)	(1,734,411)	(7,130,663)	(22,276,188)
Loss Allowance as of December 31, 2022	20,696,903	3,139,978	1,996,308	25,833,189

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	81,427,563	18,033,003	38,685,444	138,146,010
Inflation effect	(46,264,993)	(14,675,933)	(25,925,106)	(86,866,032)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,674,717)	1,674,717	—	—
Transfer from Stage 1 to Stage 3	(2,008,101)	—	2,008,101	—
Transfer from Stage 2 to Stage 1	1,178,907	(1,178,907)	—	—
Transfer from Stage 2 to Stage 3	—	(1,787,898)	1,787,898	—
Transfer from Stage 3 to Stage 2	—	113,448	(113,448)	—
Transfer from Stage 3 to Stage 1	155,260	—	(155,260)	—
New Financial Assets Originated or Purchased	28,040,518	30,241,664	47,583,641	105,865,823
Changes in PDs/LGDs/EADs	(12,425,949)	(1,263,164)	(2,833,982)	(16,523,095)
Foreign exchange and other movements	13,939,294	(1,706,941)	6,271,521	18,503,874
Other movements with no P&L impact
Financial assets collected during the year	(4,394,645)	(5,174,143)	(28,309,261)	(37,878,049)
Loss Allowance as of December 31, 2022	57,973,137	24,275,846	38,999,548	121,248,531
The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	1,834,497,735	539,618,011	124,331,422	2,498,447,168
Financial instruments arising from business combinations (*)	1,058,779,974	—	22,298,812	1,081,078,786
Transfers:
Transfers from Stage 1 to Stage 2	(20,478,179)	20,478,179	—	—
Transfers from Stage 1 to Stage 3	(11,745,829)	—	11,745,829	—
Transfers from Stage 2 to stage 1	164,807,061	(164,807,061)	—	—
Transfers from Stage 2 to Stage 3	(7,784,819)	(7,645,443)	15,430,262	—
Transfers from Stage 3 to Stage 2	274,441	9,087,086	(9,361,527)	—
Transfers from Stage 3 to Stage 1	1,120,938	—	(1,120,938)	—
Financial assets derecognized during the period other than write-offs	(146,883,693)	(48,685,282)	(43,785,184)	(239,354,159)
New financial assets originated or purchased	1,602,243,715	229,824,069	176,638,182	2,008,705,966
Financial instruments written off	—	—	(87,262,377)	(87,262,377)
Foreign exchange and other movements	1,726,766,633	96,355,879	93,838,205	1,916,960,717
Inflation Effect	(992,068,406)	(291,818,128)	(67,236,754)	(1,351,123,288)
Gross carrying amount as of December 31, 2024	5,209,529,571	382,407,310	235,515,932	5,827,452,813
(*) See Note 15.3 business combinations.

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	1,312,196,328	255,469,987	38,081,754	1,605,748,069
Transfers:
Transfers from Stage 1 to Stage 2	(4,150,604)	4,150,604	—	—
Transfers from Stage 1 to Stage 3	(1,018,929)	—	1,018,929	—
Transfers from Stage 2 to Stage 1	31,657,841	(31,657,841)	—	—
Transfers from Stage 2 to Stage 3	—	(1,777,988)	1,777,988	—
Transfers from Stage 3 to Stage 2	—	293,435	(293,435)	—
Transfers from Stage 3 to Stage 1	97,386	—	(97,386)	—
Financial assets derecognized during the period other than write-offs	(442,949,752)	(75,203,527)	(14,576,194)	(532,729,473)
New financial assets originated or purchased	2,229,371,596	42,199,695	24,897,645	2,296,468,936
Financial instruments written off	—	—	(18,763,479)	(18,763,479)
Foreign exchange and other movements	91,418,565	3,916,772	21,713,879	117,049,216
Inflation Effect	(709,618,044)	(138,154,716)	(20,594,098)	(868,366,858)
Gross carrying amount as of December 31, 2024	2,507,004,387	59,236,421	33,165,603	2,599,406,411

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	9,589,854,319	183,308,873	3,238,522	9,776,401,714
Financial instruments arising from business combinations (*)	1,236,463,908	—	18,334,073	1,254,797,981
Transfers:
Transfers from Stage 1 to Stage 2	(1)	1	—	—
Transfers from Stage 1 to Stage 3	(34)	—	34	—
Transfers from Stage 2 to Stage 1	6,727,856	(6,727,856)	—	—
Transfers from Stage 2 to Stage 3	—	(8,950,476)	8,950,476	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(5,940,807,477)	(66,435,653)	(1,895,483)	(6,009,138,613)
New financial assets originated or purchased	11,911,287,391	1,604,393	7,174,941	11,920,066,725
Financial instruments written off	—	—	(968,805)	(968,805)
Foreign exchange and other movements	(2,439,869,745)	419,559	(2,440,786)	(2,441,890,972)
Inflation Effect	(5,186,063,644)	(99,130,962)	(1,751,349)	(5,286,945,955)
Gross carrying amount as of December 31, 2024	9,177,592,573	4,087,879	30,641,623	9,212,322,075
(*) See Note 15.3 business combinations.

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	2,140,192,935	56,464,465	43,280,851	2,239,938,251
Transfers:
Transfers from Stage 1 to Stage 2	(13,865,182)	13,865,182	—	—
Transfers from Stage 1 to Stage 3	(41,587,443)	—	41,587,443	—
Transfers from Stage 2 to Stage 1	16,023,847	(16,023,847)	—	—
Transfers from Stage 2 to Stage 3	—	(2,694,398)	2,694,398	—
Transfers from Stage 3 to Stage 2	—	6,145	(6,145)	—
Transfers from Stage 3 to Stage 1	208,503	—	(208,503)	—
Financial assets derecognized during the period other than write-offs	(87,854,353)	(12,358,461)	(21,058,462)	(121,271,276)
New financial assets originated or purchased	2,505,351,186	422,507,917	95,734,223	3,023,593,326
Financial instruments written off	(22,736,677)	(917,066)	(573,834)	(24,227,577)
Inflation Effect	(1,033,213,227)	(26,003,409)	(19,358,410)	(1,078,575,046)
Gross carrying amount as of December 31, 2024	3,462,519,589	434,846,528	142,091,561	4,039,457,678

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,540,460,448	437,903,116	156,500,360	3,134,863,924
Transfers:
Transfers from Stage 1 to Stage 2	(89,143,415)	89,143,415	—	—
Transfers from Stage 1 to Stage 3	(19,035,138)	—	19,035,138	—
Transfers from Stage 2 to Stage 1	38,064,060	(38,064,060)	—	—
Transfers from Stage 2 to Stage 3	—	(11,070,364)	11,070,364	—
Transfers from Stage 3 to Stage 2	—	2,861,878	(2,861,878)	—
Transfers from Stage 3 to Stage 1	2,919,844	—	(2,919,844)	—
Financial assets derecognized during the period other than write-offs	(228,216,910)	(48,212,948)	(31,389,672)	(307,819,530)
New financial assets originated or purchased	675,737,654	276,658,794	76,130,922	1,028,527,370
Foreign exchange and other movements	631,590,306	127,680,754	5,010,606	764,281,666
Inflation Effect	(1,717,879,114)	(297,282,574)	(106,244,574)	(2,121,406,262)
Gross carrying amount as of December 31, 2023	1,834,497,735	539,618,011	124,331,422	2,498,447,168

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,123,944,757	116,718,334	32,374,804	2,273,037,895
Transfers:
Transfers from Stage 1 to Stage 2	(52,405,349)	52,405,349	—	—
Transfers from Stage 1 to Stage 3	(3,066,607)	—	3,066,607	—
Transfers from Stage 2 to Stage 1	13,104,942	(13,104,942)	—	—
Transfers from Stage 2 to Stage 3	—	(1,310,522)	1,310,522	—
Transfers from Stage 3 to Stage 2	—	111,642	(111,642)	—
Transfers from Stage 3 to Stage 1	155,924	—	(155,924)	—
Financial assets derecognized during the period other than write-offs	(440,674,753)	(16,143,126)	(7,649,793)	(464,467,672)
New financial assets originated or purchased	1,024,447,559	173,558,624	25,689,335	1,223,695,518
Foreign exchange and other movements	90,178,329	20,881,917	5,536,370	116,596,616
Inflation Effect	(1,441,898,312)	(79,237,451)	(21,978,525)	(1,543,114,288)
Gross carrying amount as of December 31, 2023	1,313,786,490	253,879,825	38,081,754	1,605,748,069

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	6,655,550,335	43,984,719	2,995,424	6,702,530,478
Transfers:
Transfers from Stage 1 to Stage 2	(20,980,390)	20,980,390	—	—
Transfers from Stage 1 to Stage 3	(898,123)	—	898,123	—
Transfers from Stage 2 to Stage 1	29,031	(29,031)	—	—
Transfers from Stage 2 to Stage 3	—	—	—	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(1,498,418,226)	(8,334,453)	(35,590,202)	(1,542,342,881)
New financial assets originated or purchased	9,298,129,443	122,232,506	3,217,119	9,423,579,068
Foreign exchange and other movements	(325,254,354)	34,334,977	33,751,584	(257,167,793)
Inflation Effect	(4,518,303,397)	(29,860,235)	(2,033,526)	(4,550,197,158)
Gross carrying amount as of December 31, 2023	9,589,854,319	183,308,873	3,238,522	9,776,401,714

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,372,223,187	90,598,055	67,447,062	2,530,268,304
Transfers:
Transfers from Stage 1 to Stage 2	(16,847,017)	16,847,017	—	—
Transfers from Stage 1 to Stage 3	(18,460,947)	—	18,460,947	—
Transfers from Stage 2 to Stage 1	12,322,374	(12,322,374)	—	—
Transfers from Stage 2 to Stage 3	—	(3,873,224)	3,873,224	—
Transfers from Stage 3 to Stage 2	—	225,601	(225,601)	—
Transfers from Stage 3 to Stage 1	1,399,318	—	(1,399,318)	—
Financial assets derecognized during the period other than write-offs	(10,168,768)	(9,798,980)	(18,789,886)	(38,757,634)
New financial assets originated or purchased	1,410,173,742	36,293,353	19,702,717	1,466,169,812
Inflation Effect	(1,610,448,954)	(61,504,983)	(45,788,294)	(1,717,742,231)
Gross carrying amount as of December 31, 2023	2,140,192,935	56,464,465	43,280,851	2,239,938,251
Use of information
Grupo Financiero Galicia, according to IFRS 9 standards, uses all information available, past, present and future to identify and estimate expected credit loss.
Operational Risk
The operational risk management is understood as the identification, assessment, monitoring, control and mitigation of this risk. It is an ongoing process carried out throughout the Group, which fosters a risk management culture at all organization levels through an effective policy and a program led by Senior Management.
Identification
The starting point of the operational risk management is the identification of risks and their association with the controls established to mitigate them, considering internal and external factors that may affect the process development. The results of this exercise are entered into a log of risks, which acts as a central repository of the nature and status of each risk and controls thereof.
Assessment
Once risks have been identified, the size in terms of impact, frequency and likelihood of risk occurrence is determined, considering the existing controls. The combination of impact with likelihood of occurrence determines the risk exposure level. Finally, the estimated risk levels are compared to pre-established criteria, considering the balance of potential benefits and adverse results.
Monitoring
The monitoring process allows detecting and correcting the possible deficiencies in operational risk management policies, processes and procedures and their update.
Risk Control and Mitigation
The control process ensures compliance with internal policies and analyzes risks and responses to avoid, accept, mitigate or share them, by aligning them with the risk tolerance defined.
IT Risk
The Group manages the IT risk inherent to its products, activities and business processes. It also manages the risk associated with the material information systems, technology and information security processes. It also covers the risks derived from subcontracted activities and from services rendered by providers.
Reputational Risk
The reputational risk may result from the materialization of other risks: Legal, Compliance, Operational, Technological, Strategic, Market, Liquidity, Credit, etc.
The groups of interest are at the core of management, being considered upon establishing any type of mitigation measure.
Banco Galicia’s reputational risk management function was allocated to the Compliance Management Division, seeking to obtain a more comprehensive vision and be able to make immediate decisions that protect the entity’s image and reputation by using tools that enable to monitor and follow up to the perception of different groups of interest.
Banco Galicia defined an internal policy to reduce the occurrence of reputational events with negative impact, by defining a governance model with roles and responsibilities, and identifying critical scenarios that require management and visibility.
Contacts have been established with key business areas, devising a work scheme based on synergy and ongoing communication in order to spread the risk culture across the organization.
The Reputational Crisis Committee is in charge of becoming aware of the events that may affect the Bank’s reputation. In the face of an event of such characteristics, all the necessary information is gathered in the shortest time possible in order to be able to make assertive decisions, formally declare the crisis situation, if appropriate, and define the action plan to alleviate the crisis. In addition, such committee determines the communication strategy to be followed, considering the groups of interest involved. Finally, the strategy and related actions are followed to tackle the crisis.
Strategic Risk
Strategic risk is that which arises from an inappropriate business strategy or an adverse change in forecasts, parameters, goals and other functions that support such strategy.
It represents the possibility of fluctuations in placements that prevent Banco Galicia or its subsidiaries from obtaining the expected results of operations. These potential affected results of operations would give rise to lower income or higher costs regardless of what was budgeted.
Money Laundering and Terrorist Financing Risk
As regards the control and prevention of asset laundering and funding of terrorist activities, Banco Galicia complies with the regulations set forth by the Argentine Central Bank, the Financial Information Unit and Law No. 25246, as amended, which creates the Financial Information Unit (UIF), within the purview of Argentina’s Ministry of Treasury and Public Finance with functional autarchy. The Financial Information Unit is in charge of analyzing, addressing and reporting the information received, in order to prevent and avoid both asset laundering and funding of terrorist activities.
The Bank has promoted the implementation of measures designed to fight against the use of the international financial system by criminal organizations. For such purposes, Banco Galicia has control policies, procedures and structures that are applied using a “risk-based approach”, which allow for the monitoring of transactions, pursuant to the “customer profile” (defined individually based on the information and documentation related to the economic and financial condition of the customer), in order to detect such transactions that should be considered unusual, and to report them to the UIF in applicable cases. The Anti-Money Laundering Management Division (“PLA”, as per its initials in Spanish) is in charge of managing this activity, through the implementation of control and prevention procedures as well as the communication thereof to the rest of the organization by drafting the related handbooks and training all employees. In addition, the management of this risk is regularly reviewed by Internal Audit.
The Bank has appointed a director as Compliance Officer, pursuant to Resolution 121/11, as amended, handed down by the UIF, who shall be responsible for ensuring compliance with and implementation of the proceedings and obligations on the issue.
The Bank contributes to the prevention and mitigation of risks from these transaction-related criminal behaviors, by being involved in the international regulatory standards adoption process.
Cybersecurity Risk
The use of technologies in place facilitates us a significant number of tools that expedite and improve the Bank’s processes, having a positive impact on our products and services. However, along with the above-mentioned benefits, risks and/or threats related to these new opportunities provided by digital technologies appear.
The cybersecurity-related risk is a matter inherent to the introduction of these new technologies. On one hand, such risk management stands out among Banco Galicia’s main goals, and, on the other, all the personnel’s as well as customers’ awareness of the considerations as regards the use of the above-mentioned technologies. In this respect, it is vital for the organization to understand thoroughly its internal processes, the tools used and the available techniques to mitigate cybersecurity-related risks.